Cambria LargeCap Shareholder Yield ETF
Schedule of Investments
January 31, 2025 (Unaudited)

Sector Weightings
Financials	29.9	%(a)
Consumer Discretionary	11.7%
Materials	11.6%
Energy	10.9%
Consumer Staples	10.9%
Communication Services	10.7%
Health Care	7.3%
Information Technology	5.0%
Industrials	1.9%
Real Estate	0.1%
	100.0%

Percentages are stated as a percentage of total investments, excluding short-term investments.

(a) To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries.

COMMON STOCKS - 99.3%	Shares	Value
Communication Services - 10.6%
AT&T, Inc.	13,881	$329,396
Comcast Corp. - Class A	6,846	230,436
Fox Corp. - Class A	7,623	390,145
Interpublic Group of Cos., Inc.	9,324	267,319
Verizon Communications, Inc.	6,666	262,574
		1,479,870

Consumer Discretionary - 11.7%
eBay, Inc.	4,977	335,848
General Motors Co.	5,376	265,897
Lennar Corp. - Class A	1,659	217,727
PulteGroup, Inc.	2,268	258,053
Toll Brothers, Inc.	2,121	288,053
Yum China Holdings, Inc.	5,528	255,670
		1,621,248

Consumer Staples - 10.8%
Archer-Daniels-Midland Co.	4,116	210,863
Conagra Brands, Inc.	9,240	239,224
General Mills, Inc.	4,137	248,799
Kraft Heinz Co.	8,211	245,016
Molson Coors Beverage Co. - Class B	5,187	283,988
US Foods Holding Corp. (a)	3,949	280,103
		1,507,993

Energy - 10.8%
Baker Hughes Co.	7,497	346,211
Chevron Corp.	1,659	247,506
EOG Resources, Inc.	2,058	258,876
Marathon Petroleum Corp.	1,491	217,254
Phillips 66	1,848	217,824
Valero Energy Corp.	1,659	220,647
		1,508,318

Financials - 29.8%(b)
Aflac, Inc.	2,940	315,697
American Financial Group, Inc.	2,121	289,644
American International Group, Inc.	3,528	259,872
Bank of New York Mellon Corp.	4,095	351,884
Citizens Financial Group, Inc.	6,930	329,661
Corebridge Financial, Inc.	8,988	303,435
Hartford Financial Services Group, Inc.	2,625	292,819
KeyCorp	15,471	278,169
MetLife, Inc.	3,591	310,657
PayPal Holdings, Inc. (a)	3,037	269,017
Principal Financial Group, Inc.	3,129	257,986
Prudential Financial, Inc.	2,142	258,668
Truist Financial Corp.	6,678	318,006
US Bancorp	6,258	299,007
		4,134,522

Health Care - 7.2%
Centene Corp. (a)	4,032	258,169
Cigna Group	798	234,780
Tenet Healthcare Corp. (a)	1,664	234,441
Zimmer Biomet Holdings, Inc.	2,524	276,327
		1,003,717

Industrials - 1.9%
Textron, Inc.	3,476	265,949

Information Technology - 5.0%
Jabil, Inc.	2,289	371,757
TD SYNNEX Corp.	2,289	326,205
		697,962

Materials - 11.5%
Ball Corp.	4,784	266,469
CF Industries Holdings, Inc.	3,570	329,190
Eastman Chemical Co.	2,751	274,137
Nucor Corp.	1,680	215,762
Reliance, Inc.	882	255,339
Steel Dynamics, Inc.	2,037	261,143
		1,602,040
TOTAL COMMON STOCKS (Cost $13,748,551)		13,821,619

REAL ESTATE INVESTMENT TRUSTS - 0.1%
Real Estate - 0.1%
Millrose Properties, Inc. (a)	830	9,174
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $10,866)		9,174

SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
First American Treasury Obligations Fund - Class X, 4.31% (c)	69,853	69,853
TOTAL SHORT-TERM INVESTMENTS (Cost $69,853)		69,853

TOTAL INVESTMENTS - 99.9% (Cost $13,829,270)		13,900,646
Other Assets in Excess of Liabilities - 0.1%		15,949
TOTAL NET ASSETS - 100.0%		$13,916,595
two		–%
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

Cambria LargeCap Shareholder Yield ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$13,821,619	$–	$–	$13,821,619
Real Estate Investment Trusts	–	9,174	–	9,174
Money Market Funds	69,853	–	–	69,853
Total Investments	$13,891,472	$9,174	$–	$13,900,646

Refer to the Schedule of Investments for further disaggregation of investment categories.